Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Deferred Compensation, Share-Based Payments [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 302,679,682	$ 20,625,372	$ 23,561,301	$ (295,273,771)
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2022	99,547,710
Net loss for the period				(2,497,836)	$ (2,497,836)
Stock option compensation (Note 9)
Ending balance, value at Jun. 30, 2023	$ 302,679,682	20,625,372	23,561,301	(297,771,607)
Common Stock, Shares, Outstanding, Ending Balance at Jun. 30, 2023	99,547,710
Beginning balance, value at Mar. 31, 2023	$ 302,679,682	20,625,372	23,561,301	(296,367,837)
Common Stock, Shares, Outstanding, Beginning Balance at Mar. 31, 2023	99,547,710
Net loss for the period				(1,403,770)	(1,403,770)
Stock option compensation (Note 9)
Ending balance, value at Jun. 30, 2023	$ 302,679,682	20,625,372	23,561,301	(297,771,607)
Common Stock, Shares, Outstanding, Ending Balance at Jun. 30, 2023	99,547,710
Beginning balance, value at Dec. 31, 2023	$ 302,681,173	20,625,372	23,661,590	(318,392,763)	28,575,372
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2023	99,548,711
Net loss for the period				(5,553,341)	(5,553,341)
Stock option compensation (Note 9)			467,111		$ 467,111
Fair value of options exercised	102,302		(102,302)
Private placement, net of costs	14,187,241
Stock Issued During Period, Shares, New Issues					4,285,715
Option exercises	256,350
[custom:StockIssuedDuringPeriodOptionExercie]					185,000
Ending balance, value at Jun. 30, 2024	$ 317,227,066	20,625,372	24,026,399	(323,946,104)	$ 37,932,733
Common Stock, Shares, Outstanding, Ending Balance at Jun. 30, 2024	104,019,426
Beginning balance, value at Mar. 31, 2024	$ 302,950,305	20,625,372	23,708,349	(319,787,790)
Common Stock, Shares, Outstanding, Beginning Balance at Mar. 31, 2024	99,668,711
Net loss for the period				(4,158,314)	(4,158,314)
Stock option compensation (Note 9)			343,220		$ 343,220
Fair value of options exercised	25,170		(25,170)
Private placement, net of costs	14,187,241
Stock Issued During Period, Shares, New Issues					4,285,715
Option exercises	64,350
[custom:StockIssuedDuringPeriodOptionExercie]					65,000
Ending balance, value at Jun. 30, 2024	$ 317,227,066	$ 20,625,372	$ 24,026,399	$ (323,946,104)	$ 37,932,733
Common Stock, Shares, Outstanding, Ending Balance at Jun. 30, 2024	104,019,426